Financial Income and Expenses (Details) - DKK (kr) kr in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Financial Income:
Interest and other financial income			kr 127	kr 83
Foreign exchange rate gain, net			573	36
Total financial income	kr 65	kr 42	700	119
Financial expenses:
Interest and other financial expenses			(6)	(4)
Loss on marketable securities, net			(134)	(1)
Loss on other investments, net			(33)
Total financial expenses	kr (430)	kr (211)	(173)	(5)
Net financial items			kr 527	kr 114